The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

During the period, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds' investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers' internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds' investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2024:

GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$741,248,753	$-	$3,538	$741,252,291
Investment Companies	23,278,208	-	-	23,278,208
Real Estate Investment Trusts	8,138,521	-	-	8,138,521
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	23,326,224
Money Market Funds	1,711,999	-	-	1,711,999
Total Investments in Securities	$774,377,481	$-	$3,538	$797,707,243

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stock
Balance as of April 1, 2024				$3,538
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of December 31, 2024				$3,538
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2024.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$-	$71,210	$-	$71,210
Brazil	125,107	1,267,012	-	1,392,119
Cayman Island	-	3,148,329	14,452	3,162,781
Chile	-	422,310		422,310
China	474,834	8,410,979	-	8,885,813
Colombia	-	66,288	-	66,288
Czech Republic	19,315	138,178	-	157,493
Egypt	220,580	-	-	220,580
Hong Kong	-	636,583	-	636,583
Hungary	-	129,746	-	129,746
India	81,605	8,327,178	-	8,408,783
Indonesia	288,798	343,574	-	632,372
Ireland	293,298	-	-	293,298
Luxembourg	28,505	-	-	28,505
Mexico	771,505	-	-	771,505
Netherlands	54,680	-	-	54,680
Peru	122,296	-	-	122,296
Philippines	22,664	83,046	-	105,710
Poland	-	451,976	-	451,976
Qatar	136,608	208,550	-	345,158
Republic of Korea	-	4,894,248		4,894,248
Russian Federation	-	-	0	0
Singapore	-	59,048	-	59,048
South Africa	512,174	996,876	-	1,509,050
Tawain, Province of China	-	8,692,907	-	8,692,907
Thailand	-	506,127	-	506,127
Turkey	107,787	611,938		719,725
United Arab Emirates	67,222	536,868	-	604,090
Total Common Stocks	3,326,978	40,002,971	0	43,344,401
Investment Companies
China	917,140	-	-	917,140
United Arab Emirates	1,444,592	-	-	1,444,592
Total Investment Companies	2,361,732	-	-	2,361,732
Preferred Stocks
Brazil	-	653,543	-	653,543
Colombia	-	85,503	-	85,503
Republic of Korea	-	134,140	-	134,140
Total Preferred Stocks	-	873,186	-	873,186
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	612,540
Money Market Funds	58	-	-	58
Total Investments in Securities	$5,688,768	$40,876,157	$0	$47,191,917

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Common Stock	Rights
Balance as of April 1, 2024			$0	$0
Purchases			-	-
Sales proceeds and paydowns			-	0
Accreted discounts, net			-	-
Corporate Actions			101,584	-
Realized gain (loss)			-	0
Change in unrealized appreciation (depreciation)			(143,750)	-
Transfers into/(out of) Level 3			56,618	-
Balance as of December 31, 2024			$14,452	$-
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2024.			$(143,750)	$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$91,261,914	$-	$5,014	$91,266,928
Real Estate Investment Trusts	4,350,472	-	-	4,350,472
Investment Companies	3,260,437	-	-	3,260,437
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	5,819,233
Money Market Funds	341,906	-	-	341,906
Total Investments in Securities	$99,214,729	$-	$5,014	$105,038,976

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Common Stocks
Balance as of April 1, 2024				$7,246
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				(5,539)
Realized gain (loss)				5,539
Change in unrealized appreciation (depreciation)				(2,233)
Transfers into/(out of) Level 3				-
Balance as of December 31, 2024				$5,013
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2024.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$-	$5,950,913	$-	$5,950,913
Austria	-	256,498	-	256,498
Belgium	-	620,093	-	620,093
Canada	12,713,861	-	-	12,713,861
China	-	50,301	-	50,301
Denmark	-	2,997,539	-	2,997,539
Finland	269,516	415,613	-	685,129
France	103,790	10,111,232	-	10,215,022
Germany	303,747	9,651,196	-	9,954,943
Hong Kong	-	2,009,697	-	2,009,697
Ireland	98,954	608,394	-	707,348
Israel	1,217,855	314,397	-	1,532,252
Italy	-	3,185,277	-	3,185,277
Japan	-	21,258,663	-	21,258,663
Jersey	-	125,496	-	125,496
Jordan	-	102,494	-	102,494
Luxembourg	-	326,877	-	326,877
Netherlands	34,020	4,335,631	-	4,369,651
New Zealand	-	448,871	-	448,871
Norway	82,159	671,651	-	753,810
Poland	-	266,377	-	266,377
Portugal	242,505	16,674	-	259,179
Singapore	180,688	1,446,702	-	1,627,390
Spain	-	2,803,507	-	2,803,507
Sweden	325,663	2,317,605	-	2,643,268
Switzerland	-	7,220,464	-	7,220,464
United Kingdom	56,762	12,955,293	-	13,012,055
United States	67,512	-	-	67,512
Total Common Stocks	15,697,032	90,467,455	-	106,164,487
Investment Companies
Canada	40,703	-	-	40,703
Japan	430,297	-	-	430,297
Total Investment Companies	471,000	-	-	471,000
Real Estate Investment Trusts
Australia	-	215,790	-	215,790
France	-	161,906	-	161,906
Total Real Esate Investment Truts	-	377,696	-	377,696
Preferred Stocks
Germany	45,886	26,264	-	72,150
Total Preferred Stocks	45,886	26,264	-	72,150
Warrants
Canada	-	-	0	0
Warrants	-	-	0	0
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,993,149
Money Market Funds	502	-	-	502
Total Investments in Securities	$16,214,420	$90,493,719	$0	$111,078,984

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description				Warrants
Balance as of April 1, 2024				$0
Purchases				-
Sales proceeds and paydowns				-
Accreted discounts, net				-
Corporate Actions				-
Realized gain (loss)				-
Change in unrealized appreciation (depreciation)				-
Transfers into/(out of) Level 3				-
Balance as of December 31, 2024				$0
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at December 31, 2024.				$-

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets.

GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
U.S. Treasury Obligations	$-	$55,162,086	$-	$55,162,086
Mortgage Backed Securities	-	49,947,502	-	49,947,502
Corporate Obligations	-	34,402,620	-	34,402,620
Collateralized Mortgage Obligations	-	22,753,860	-	22,753,860
Asset Backed Securities	-	12,823,321	-	12,823,321
Foreign Government Debt Obligations	-	2,430,426	-	2,430,426
Municipal Bonds	-	2,248,072	-	2,248,072
Total Fixed Income	-	179,767,887	-	179,767,887
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	293,425
Money Market Funds	2,000,519	-	-	2,000,519
Total Investments in Securities	$2,000,519	$179,767,887	$-	$182,061,831

Other Financial Instruments**
Futures	$150,782	$-	$-	$150,782
Swaps	-	483,177	-	483,177

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$1,377,929,822	$-	$-	$1,377,929,822
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	264,241,946
Money Market Funds	9,345,277	-	-	9,345,277
Total Investments in Securities	$1,387,275,099	$-	$-	$1,651,517,045

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$538,758,231	$-	$-	$538,758,231
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	112,189,325
Money Market Funds	6,630,954	-	-	6,630,954
Total Investments in Securities	$545,389,185	$-	$-	$657,578,510

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$465,721,136	$-	$-	$465,721,136
Investment Companies	177,035,828	-	-	177,035,828
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	5,986,245
Money Market Funds	12,744,920	-	-	12,744,920
Total Investments in Securities	$655,501,884	$-	$-	$661,488,129

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$201,394,869	$-	$-	$201,394,869
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	16,668,500
Money Market Funds	5,883,697	-	-	5,883,697
Total Investments in Securities	$207,278,566	$-	$-	$223,947,066

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$101,754,070	$-	$-	$101,754,070
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	33,574,582
Money Market Funds	1,543,751	-	-	1,543,751
Total Investments in Securities	$103,297,821	$-	$-	$136,872,403

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$261,095,020	$-	$-	$261,095,020
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	36,252,109
Money Market Funds	5,533,712	-	-	5,533,712
Total Investments in Securities	$266,628,732	$-	$-	$302,880,841

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total

Certificates of Deposit	$-	$108,011,587	$-	$108,011,587
Money Market Funds	13,910,934	-	-	13,910,934
U.S. Treasury Bills	-	101,929,264	-	101,929,264
Total Investments in Securities	$13,910,934	$209,940,851	$-	$223,851,785

Other Financial Instruments*
Futures	$3,909,313	$-	$-	$3,909,313
Forward Currency Contracts	$-	$1,221,174	$-	$1,221,174

*Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$8,036,681	$-	$-	$8,036,681
U.S. Treasury Obligations	-	2,442,362	-	2,442,362
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	2,534,659
Money Market Funds	8,017,621	-	-	8,017,621
Total Investments in Securities	$16,054,302	$2,442,362	$-	$21,031,323

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Income Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$91,137,223	$-	$-	$91,137,223
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	26,812,975
Money Market Funds	2,419,312	-	-	2,419,312
Total Investments in Securities	$93,556,535	$-	$-	$120,369,510

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$51,225,785	$-	$-	$51,225,785
Investment Companies	50,091,158	-	-	50,091,158
Investments Purchased with Proceeds from Securities Lending Collateral*	-	-	-	3,078,499
Money Market Funds	856,410	-	-	856,410
Total Investments in Securities	$102,173,353	$-	$-	$105,251,852

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.